Summary of Significant Accounting Policies - Estimated Future Lease Payments and Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases, Operating [Abstract]
2022	$ 399,242
2023	380,690
2024	353,617
2025	328,320
2026	296,895
Thereafter	1,706,142
Total minimum lease payments	3,464,906
Less amounts representing interest or imputed interest	(1,033,837)
Present value of lease obligations	2,431,069
Lessee, Finance Sublease, Description [Abstract]
2022	5,838
2023	5,208
2024	3,631
2025	1,504
2026	1,075
Thereafter	2,271
Total minimum lease payments	19,527
Finance Lease, Liability, Payment, Due [Abstract]
2022	55,115
2023	50,122
2024	41,150
2025	38,600
2026	34,731
Thereafter	235,872
Total minimum lease payments	455,590
Less amounts representing interest or imputed interest	(98,861)
Present value of lease obligations	$ 356,729	$ 366,311